BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BENEFIT PLANS [Abstract]
Maximum matching contribution, percent (in hundredths)	3.00%
Employee matching contribution, percentage (in hundredths)	0.00%	0.00%	0.00%
Maximum contribution of employees' eligible wages (in hundredths)	6.00%
Employee stock ownership plan (ESOP), contributions (in hundredths)	3.00%	0.00%	0.00%
401(k) and employee stock ownership plans amount expensed	$ 1.0	$ 0	$ 0
Performance-based compensation expense	4.0	1.1	0.6
Health care and life insurance expense	$ 4.9	$ 5.0	$ 4.7